CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2013		$ 90,956	$ (82,316)	$ 8,640
Balance at beginning (in shares) at Dec. 31, 2013	3,398,297
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(25,095)	(25,095)
Issuance of shares and warrants		9,645		9,645
Issuance of shares and warrants (in shares)	725,927
Employee and non-employee share-based compensation expenses		4,138		4,138
Vesting of restricted stock (in shares)	17,196
Taxes withheld in respect of share issuance		(115)		(115)
Taxes withheld in respect of share issuance (in shares)	(4,568)
Balance at ending at Dec. 31, 2014		104,624	(107,411)	(2,787)
Balance at ending (in shares) at Dec. 31, 2014	4,136,852
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(15,585)	(15,585)
Issuance of shares and warrants	$ 1	12,431		12,432
Issuance of shares and warrants (in shares)	3,436,968
Employee and non-employee share-based compensation expenses		3,107		3,107
Vesting of restricted stock (in shares)	141,834
Taxes withheld in respect of share issuance		(113)		(113)
Taxes withheld in respect of share issuance (in shares)	(39,580)
Balance at ending at Dec. 31, 2015	$ 1	$ 120,049	$ (122,996)	(2,946)
Balance at ending (in shares) at Dec. 31, 2015	7,676,074
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(2,609)
Balance at ending at Mar. 31, 2016				$ (3,395)